Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of related party transactions [Table Text Block]	These transactions are summarized as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
The Company billed related parties for:
Sales of products—
Joint venture partners	$1,012	$1,038	$758
Shared service agreements—
Joint venture partners	2	13	6
Related parties billed the Company for:
Sales of products—
Joint venture partners	$4,837	$4,348	$2,682
Shared service agreements—
Joint venture partners	94	85	75